Derivative Financial Instruments and Fair Value Measurements (Tables)	12 Months Ended
Jun. 30, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques

The expected term is equal to the remaining term of the warrants or convertible instruments and the risk free rate is based upon rates for treasury securities with the same term.

Convertible Debt

	Initial Valuations	June 30, 2020	June 30, 2019
Volatility	227- 279%	264%	355%
Expected remaining term	1.00	0.01 – 0.70	0.11 - 0.90
Risk-free interest rate	1.53 – 1.59%	0.13 – 0.18%	1.92 - 2.15%
Expected dividend yield	None	None	None

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

The following tables summarize the Company’s financial assets and liabilities measured at fair value on a recurring basis as of June 30, 2020:

	Balance at June 30, 2020	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Embedded conversion option liabilities	$177,009	$—	$—	$177,009
Total	$177,009	$—	$—	$177,009

The following tables summarize the Company’s financial assets and liabilities measured at fair value on a recurring basis as of June 30, 2019:

	Balance at June 30, 2019	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Embedded conversion option liabilities	$698,264	$—	$—	$698,264
Total	$698,264	$—	$—	$698,264

Schedule of Derivative Liabilities at Fair Value

The following is a roll forward for the years ended June 30, 2020 and 2019 of the fair value liability of price adjustable derivative instruments:

Fair Value of
Liability for
Derivative
Instruments
Balance at June 30, 2018	$371,532
Effects of foreign currency exchange rate changes	-
Reductions due to conversions	(1,388,764)
Reductions due to repayment of debt	(936,650)
Initial fair value of embedded conversion option derivative liability recorded as debt discount	180,000
Initial fair value of embedded conversion option derivative liability recorded as change in fair value of embedded conversion option	382,944
Change in fair value included in statements of operations	2,089,202
Balance at June 30, 2019	698,264
Reductions due to conversions	(362,962)
Initial fair value of embedded conversion option derivative liability recorded as debt discount	227,000
Initial fair value of embedded conversion option derivative liability recorded as derivative expense	351,461
Change in fair value included in derivative expense (income) in the statement of operations	(736,754)
Balance at June 30, 2020	$177,009